Inventory, net (Details) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Total gross inventory, finished goods	$ 478,000	$ 297,000	$ 527,000
Less: inventory reserve	(59,000)	(111,000)	(365,000)
Total Inventory	$ 419,000	$ 186,000	$ 162,000